Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Netting Adjustments and Items Not Offset in Consolidated Balance Sheet, Assets (Details) - USD ($)
$ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Derivative assets
Gross Recognized Assets	$ 6,832	$ 6,422
Gross Amounts Offset on the Consolidated Balance Sheet	(3,151)	(2,979)
Net Amounts Presented on the Consolidated Balance Sheet	3,681	3,443
Gross Amounts Not Offset on the Consolidated Balance Sheet, Financial Instruments	(116)	(177)
Gross Amounts Not Offset on the Consolidated Balance Sheet, Collateral Received	(23)	(5)
Net Amount	3,542	3,261
Reverse repurchase agreements
Gross Recognized Assets	61,078	6,383
Gross Amounts Offset on the Consolidated Balance Sheet	(48,708)
Net Amounts Presented on the Consolidated Balance Sheet	12,370	6,383
Gross Amounts Not Offset on the Consolidated Balance Sheet, Financial Instruments	(454)	(851)
Gross Amounts Not Offset on the Consolidated Balance Sheet, Collateral Received	(11,888)	(5,508)
Net Amount	28	24
Securities borrowed
Gross Recognized Assets	1,844	1,516
Net Amounts Presented on the Consolidated Balance Sheet	1,844	1,516
Gross Amounts Not Offset on the Consolidated Balance Sheet, Financial Instruments	0	0
Gross Amounts Not Offset on the Consolidated Balance Sheet, Collateral Received	(1,769)	(1,453)
Net Amount	75	63
Total
Gross Recognized Assets	69,754	14,321
Gross Amounts Offset on the Consolidated Balance Sheet	(51,859)	(2,979)
Net Amounts Presented on the Consolidated Balance Sheet	17,895	11,342
Gross Amounts Not Offset on the Consolidated Balance Sheet, Financial Instruments	(570)	(1,028)
Gross Amounts Not Offset on the Consolidated Balance Sheet, Collateral Received	(13,680)	(6,966)
Net Amount	3,645	3,348
Cash collateral netted against derivative assets	1,200	1,900
Derivative assets not subject to netting arrangements	$ 20	$ 15